Investment Objectives and Goals	Jul. 03, 2026
Boston Partners All-Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — BOSTON PARTNERS ALL-CAP VALUE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Boston Partners All-Cap Value Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.
Boston Partners Global Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — BOSTON PARTNERS GLOBAL EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Boston Partners Global Equity Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.
Boston Partners Long/Short Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — BOSTON PARTNERS LONG/SHORT EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Boston Partners Long/Short Equity Fund (the “Fund”) seeks long-term growth of capital with reduced exposure to general equity market risk.
Boston Partners Long/Short Research Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — BOSTON PARTNERS LONG/SHORT RESEARCH FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Boston Partners Long/Short Research Fund (the “Fund”) seeks long-term growth of capital with reduced exposure to general equity market risk.
Boston Partners Small Cap Value Fund II
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — BOSTON PARTNERS SMALL CAP VALUE FUND II
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Boston Partners Small Cap Value Fund II (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.
WPG Partners Select Small Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — WPG PARTNERS SELECT SMALL CAP VALUE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WPG Partners Select Small Cap Value Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.
WPG Partners Small Cap Value Diversified Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WPG Partners Small Cap Value Diversified Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.